Sale of vessels (Details Textual) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 30, 2018	May 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment		$ 500,000	$ 0	$ 0	$ (2,601,148)
En Bloc Sale Price For Two Vessels			38,500,000
Ardmore Centurion [Member]
Capital Leased Assets [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ 6,400,000				$ (3,053,110)
Proceeds from Sale of Other Property, Plant, and Equipment	$ 8,300,000
Ardmore Centurion [Member] | Vessels [Member]
Capital Leased Assets [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment			3,100,000
Proceeds from Sale of Other Property, Plant, and Equipment			$ 15,700,000